Acquisitions	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Acquisitions
30.	Acquisitions

(1)	Fiscal year ended March 31, 2023
Acquisition of Bungie, Inc.
On July 15, 2022, Sony Interactive Entertainment LLC (“SIE”), a wholly-owned subsidiary of Sony, completed the acqui siti
on of 100% of the shares of Bungie, Inc. (“Bungie”), an independent videogame developer in the United States. As a result of this acquisition, Bungie has become a wholly-owned subsidiary of Sony. This acquisition gives SIE access to Bungie’s approach to live game services and technology expertise.
The total consideration of this acquisition, which was determined after customary working capital and other adjustments, was 510,459 million yen (3,701 million U.S. dollars), inclusive of the purchase price and committed employee incentives. Of the total consideration, 347,768 million yen (2,522 million U.S. dollars) was allocated to the purchase consideration of this acquisition, and the remaining 162,691 million yen (1,179 million U.S. dollars) was mainly allocated to deferred payments to employee shareholders that are conditional upon their continuous employment, and other retention incentives. The deferred payments and other retention incentives will be expensed over the required post-acquisition service periods.
The fair value of the purchase consideration of this acquisition as of the acquisition date was 333,859 million yen (2,421 million U.S. dollars) which consisted of upfront cash consideration of 207,511 million yen (1,505 million U.S. dollars), deferred consideration of 84,410 million yen (612 million U.S. dollars), and contingent consideration of 41,938 million yen (304 million U.S. dollars) that is subject to employee shareholders’ continuous employment and represents the vested portion of the total vesting term of replacement awards that existed as of the acquisition date. Deferred consideration and contingent consideration are included in other financial liabilities (current and non-current)
in the consolidated statements of financial position.
Sony’s consolidated statements of income for the fiscal year ended March 31, 2023 include net loss after inc
o
me taxes of 47,420 million yen (338 million U.S. dollars), attributable to Bungie since the acquisition date, including the deferred payments and other retention incentives arising out of this acquisition and amortization of intangible assets recognized as of the acquisition date. Revenue after elimination of intercompany transactions attributable to Bungie since the acquisition date for the fiscal year ended March 31, 2023 has not been presented because the revenue was not material.
Sony consolidated Bungie by using the acquisition method of accounting and recorded the fair value of the identifiable assets acquired, liabilities assumed and residual goodwill of Bungie. The following table summarizes the final fair values assigned to the assets and liabilities of Bungie that were recorded in the G&NS segment.

Yen in millions

Cash and cash equivalents	37,800

Trade and other receivables, and contract assets	5,093

Other current assets	3,412

Property, plant and equipment	7,481

Right-of-use assets	15,540

Goodwill	193,801

Content assets	45,512

Other intangible assets	66,257

Deferred tax assets	7,297

Other	3,564

Total assets	385,757

Trade and other payables	3,060

Other current liabilities	12,195

Long-term debt	30,944

Other	5,699

Total liabilities	51,898

Content assets and other intangible assets mainly consist of license agreements and software. Goodwill mainly represents future growth from new revenue streams and synergies with existing Sony businesses and is not deductible for tax purposes. Goodwill recorded in connection with the acquisition is included in the G&NS segment.
Pro forma results of operations have not been presented because the effect of the acquisition is not material.

(2)	Other acquisitions
During the fiscal year ended March 31, 2023, Sony completed other acquisitions for a total consideration of 92,743 million yen which was paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 80,698 million yen of goodwill and 29,154 million yen of intangible assets.
During the fiscal year ended March 31, 2024, Sony completed certain acquisitions for a total consideration of 111,669 million yen which was paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 70,791 million yen of goodwill and 69,294 million yen of intangible assets.
During the fiscal year ended March 31, 2025, Sony completed certain acquisitions for a total consideration of 74,009 million yen which was paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 44,424 million yen of goodwill and 44,652 million yen of intangible assets.
No significant amounts were allocated to
in-process
research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Other information including pro forma results of operations has not been presented because the effects of other acquisitions, individually and in aggregate, were not material.
In addition, the effects of acquisitions of a group of assets that does not constitute a business are not included in this Note 30. For such effects, refer to Note 27(7).